Short-term investments	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents, and Short-term Investments
8.	Short-term investments

As of December 31, 2017 and 2018, the
Group’s
investments in financial instruments were RMB124,550 and RMB979,053, respectively. Since these investments’ maturity dates are within one year, they are classified as short-term investments.